Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	Dec. 28, 2017 aircraft	Aug. 16, 2013 engine	Nov. 30, 2018 item aircraft	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Nov. 30, 2015 engine	Dec. 31, 2019 USD ($) aircraft	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2017 MXN ($) aircraft	Dec. 31, 2011 aircraft	Dec. 31, 2019 MXN ($) aircraft
Rotable spare parts, furniture and equipment, net
Depreciation expense | $								$ 587,849		$ 427,756		$ 496,291
Number of aircraft purchased	80
Number of spare engines purchased | engine						3
Number of aircraft engines to be provided maintenance services | engine						16
Credit notes received									$ 3,060	58,530
Accumulated amortization of credit notes | $										1,219				$ 4,878
Number of aircraft to be delivered | item			26
Amounts paid for aircraft and spare engines							$ 184,841	3,483,368		2,743,155		2,521,752
Total number of aircraft to be delivered							103							103
Gain (loss) on sale and leaseback | $								$ 284,759		609,168		65,886
Term of aircraft delivery agreement							6 years	6 years
Carrying amount of remaining owned aircraft					$ 2,525,008		$ 391,895			5,782,282		$ 4,375,697		$ 7,385,334
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							8							8
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							13							13
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							13							13
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							16							16
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							13							13
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							15							15
Between eight and nine years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered							25							25
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received				$ 1,500	$ 28,110
Accumulated amortization of credit notes | $										7,191				$ 5,230
Term of total support agreement				66 months	66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased											80	80	44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased													14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased											46	46	30
Number of engines purchased | engine		30
Number of spare engines purchased | engine		6				2
Number of aircraft engines to be provided maintenance services | engine						10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased											34	34
Number of spare engines purchased | engine						1
Number of aircraft engines to be provided maintenance services | engine						6
A320NEO Into A321NEO
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased			6
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines							$ 75,000	$ 1,412,790	$ 77,100	1,485,643	$ 90,000	$ 1,707,805
Carrying amount of remaining owned aircraft | $					$ 1,206,330					$ 3,672,090		$ 2,783,303		4,507,770
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Depreciation expense | $								$ 1,787
Carrying amount of remaining owned aircraft | $														$ 54,771